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JEREMY I. SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3599 Fax

October 9, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Attn:	Jay Williamson, Division of Investment Management
Re:	AIP Alternative Lending Fund A Investment Company Act File No. 811-23265

Ladies and Gentlemen:

On behalf of AIP Alternative Lending Fund A (the “Registrant”), a closed-end management investment company, electronically transmitted for filing is the Registrant’s registration statement on Form N-2 (“Registration Statement”) under the Securities Act of 1933 (the “1933 Act”). This filing is being made for the sole purpose of registering additional shares of beneficial interest (“Shares”) of the Registrant. Updated financial information and other non-material changes will be included in a subsequent post-effective amendment to the Registration Statement. The Registrant previously filed Amendment No. 9 to the Registration Statement under the 1940 Act (Accession No. 0001133228-19-006238) but is enclosing the attached filing in order to satisfy its filing obligations under the 1933 Act.

In accordance with Release No. IC-13768 (Feb. 15, 1984) (the “Release”), we hereby request a selective review of the Registration Statement limited to those disclosure items that have changed since the filing of Amendment No. 8 to the Fund’s Registration Statement on Form N-2 filed on April 11, 2019. Since the Registration Statement was declared effective at that time, there have been no material changes in the Registrant’s investment strategy or other disclosures regarding its business and associated risks. As a result, the disclosures contained in the Registration Statement are substantially similar to the disclosures contained in the Registration Statement at the time it was initially declared effective with revisions principally reflecting the registration of additional Shares and the most recent audited financial information for the period from effectiveness through September 30, 2019, which, as noted above, will be included in a future post-effective amendment. We are providing under separate cover a courtesy copy of today’s filing marked to show the changes from Amendment No. 8 to the Registration Statement, as initially declared effective on April 11, 2019.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.641.5669.

Sincerely,

/s/ Jeremy Senderowicz
Jeremy Senderowicz